Annual Total Returns- Monthly Rebalance NASDAQ-100 2x Strategy Fund (Class H) [BarChart] - Class H - Monthly Rebalance NASDAQ-100 2x Strategy Fund - Class H	2015	2016	2017	2018	2019	2020
Total	22.52%	11.98%	69.79%	(7.28%)	80.70%	101.00%